Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected credit loss for trade accounts receivable [Abstract]
Total ECL	$ 141,242	$ 119,124	$ 28,612
Individual Trade Receivables Impaired [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 123,514	$ 87,220
Trade Receivables [Member]
Expected credit loss for trade accounts receivable [Abstract]
Single average ECL rate	2.60%	3.91%
Trade Receivables [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 681,828	$ 815,965
Trade Receivables [Member] | Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	17,728	31,904
Trade Receivables [Member] | Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	486,969	466,671
Trade Receivables [Member] | More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	8,300	2,109
Trade Receivables [Member] | More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	10,233	79,388
Trade Receivables [Member] | More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 176,326	$ 267,797